11. SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
SEGMENT INFORMATION

	September 30, 2015	December 31, 2014

Identifiable assets
USA	$39,480,591	$46,949,474
Canada	24,713,835	31,274,058
Other	1,538,160	1,466,966

	$65,732,586	$79,690,498